Net Revenues by Segment (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 27, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Segment Reporting Information [Line Items]
Net revenues	$ 4,696	$ 4,400	$ 4,747	$ 4,362	$ 4,595	$ 4,394	$ 4,716	$ 4,513	$ 18,205	$ 18,218	$ 18,271
Cheese
Segment Reporting Information [Line Items]
Net revenues									4,066	3,925	3,829
Beverages & Snack Nuts
Segment Reporting Information [Line Items]
Net revenues									3,628	3,664	3,711
Refrigerated Meals
Segment Reporting Information [Line Items]
Net revenues									3,433	3,334	3,280
Meal Solutions
Segment Reporting Information [Line Items]
Net revenues									3,216	3,423	3,538
International
Segment Reporting Information [Line Items]
Net revenues									2,304	2,372	2,318
Other Businesses
Segment Reporting Information [Line Items]
Net revenues									$ 1,558	$ 1,500	$ 1,595